Share-Based Compensation - Activity Related to Stock Options (Detail) - Stock Option Awards - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Number of shares
Balance at beginning of the period (in shares)	686,366	721,538	813,777
Granted (in shares)	97,620	80,557	160,624
Exercised (in shares)	(42,047)	(85,221)	(196,769)
Forfeited or expired (in shares)	(27,519)	(30,508)	(56,094)
Balance at end of the period (in shares)	714,420	686,366	721,538
Exercisable at period end (in shares)	501,815	455,010	415,376
Weighted Average Exercise Price
Balance at beginning of the period (in usd per share)	$ 58.24	$ 55.38	$ 56.99
Granted (in usd per share)	82.02	84.78	48.65
Exercised (in usd per share)	53.07	55.45	55.39
Forfeited or expired (in usd per share)	68.30	68.46	59.49
Balance at end of the period (in usd per share)	61.41	58.24	55.38
Exercisable at period end (in usd per share)	$ 56.75	$ 55.77	$ 56.66
Aggregate Intrinsic Value (Dollars in thousands)
Exercised	$ 1,242	$ 2,098	$ 3,597
Balance at end of period	5,148
Exercisable at period end	$ 4,222
Weighted Average Remaining Contract Life (in years)
Weighted average remaining contract life at period end	5 years 1 month 29 days
Exercisable at period end	3 years 10 months 19 days